Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	$ 32,283	$ 23,861
Less accumulated depreciation and amortization	(6,363)	(6,249)
Premises and equipment, net	25,920	17,612
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	7,953	4,971
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	18,586	13,286
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	$ 5,744	$ 5,604